PROVISION FOR WARRANTY COST (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Provision For Warranty Cost
Warranty expense	$ 293	$ 49
Warranty costs	$ 113	$ 150